Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets	$ 195	$ 151	$ 81